Fair Value of Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Entity Information [Line Items]
Fair Value of Financial Instruments

13.          Fair Value of Financial Instruments

Certain financial instruments that are not carried at fair value on the consolidated statements of financial condition are carried at amounts that approximate fair value. These instruments include deposits with clearing organizations and accounts receivable.

The Company's money market funds are classified within level 1 of the fair value hierarchy because they are valued using quoted market prices in active markets.

The Company has no instruments that are classified within level 2 or level 3 of the fair value hierarchy.

The fair value measurements are as follows (in thousands):

	Quoted Prices in
	active Markets	Significant	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Successor	(Level 1)	(Level 2)	(Level 3)	Total
As of June 30, 2019
Assets
Money market funds	$113,180	$—	$—	$113,180
	$113,180	$—	$—	$113,180
As of December 31, 2018
Assets
Money market funds	$127,927	$—	$—	$127,927
	$127,927	$—	$—	$127,927

Tradeweb Markets LLC
Entity Information [Line Items]
Fair Value of Financial Instruments

15.         Fair Value of Financial Instruments

Certain financial instruments that are not carried at fair value on the consolidated statements of financial condition are carried at amounts that approximate fair value. These instruments include deposits with clearing organizations and accounts receivable.

Following is a description of the fair value methodologies used for the Company's instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy:

The Company's money market funds are classified within level 1 of the fair value hierarchy because they are valued using quoted market prices in active markets.

Contingent consideration is classified within level 3 of the fair value hierarchy because the valuation requires assumptions that are both significant and unobservable. The contingent consideration valuation is determined using a monte carlo simulation, with key inputs being the standard deviation applied to the Company's new credit platforms' revenues, revenue multiple and discount rate. At December 31, 2017, the inputs in the valuation are as follows:

Standard deviation	$1,666,667
Revenue multiple	7.03x
Discount rate	1.64%

The Company has no instruments that are classified within level 2 of the fair value hierarchy.

The fair value measurements are as follows (in thousands):

	Quoted Prices in
	active Markets	Significant	Significant
	for Indentical	Observable	Unobservable
	Assets	Inputs	Inputs
Predecessor	(Level 1)	(Level 2)	(Level 3)	Total
As of December 31, 2017
Assets
Money market funds	$101,154	$—	$—	$101,154
	$101,154	$—	$—	$101,154
Liabilities
Contingent consideration payable	$—	$—	$129,393	$129,393
	$—	$—	$129,393	$129,393

Successor
As of December 31, 2018
Assets
Money market funds	$127,927	$—	$—	$127,927
	$127,927	$—	$—	$127,927